Related party transactions - Transactions with Key Personnel (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party [Abstract]
Salaries and other short-term employee benefits	€ 22	€ 20	€ 35
Post-employment benefits	0	1	1
Share-based payments	7	6	9
Termination benefits	0	5	0
Total	€ 29	€ 32	€ 45